Schedule of Investments (unaudited) October 31, 2019	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.4%
BHP Group PLC	673,040	$14,237,689

Austria — 0.6%
ams AG(a)	26,009	1,162,399
ANDRITZ AG	24,823	1,115,506
BAWAG Group AG(b)	19,287	796,149
CA Immobilien Anlagen AG	26,315	1,015,799
Erste Group Bank AG	101,010	3,568,951
IMMOFINANZ AG	35,352	1,015,592
Lenzing AG	5,502	579,149
Oesterreichische Post AG(c)	14,703	541,313
OMV AG	51,001	2,976,971
Raiffeisen Bank International AG	51,301	1,262,009
Schoeller-Bleckmann Oilfield Equipment AG	5,478	312,910
Telekom Austria AG	70,814	548,286
UNIQA Insurance Group AG	53,205	511,371
Verbund AG	23,104	1,250,136
voestalpine AG	38,976	976,207
Wienerberger AG	45,165	1,221,414

		18,854,162

Belgium — 1.8%
Ackermans & van Haaren NV	7,251	1,110,700
Aedifica SA	10,606	1,275,553
Ageas	59,138	3,407,070
AGFA-Gevaert NV(a)	85,999	392,606
Anheuser-Busch InBev SA/NV	243,294	19,553,896
Barco NV	3,368	732,715
Befimmo SA	11,035	712,819
Bekaert SA	18,736	522,153
bpost SA	33,724	385,648
Cofinimmo SA	8,632	1,276,977
Colruyt SA	17,555	976,129
Econocom Group SA/NV	71,051	185,329
Elia System Operator SA/NV	13,789	1,189,160
Euronav NV	71,845	810,356
Fagron	27,816	527,870
Galapagos NV(a)	14,356	2,639,483
Groupe Bruxelles Lambert SA	23,839	2,393,107
Intervest Offices & Warehouses NV	16,874	510,171
KBC Ancora	18,715	891,550
KBC Group NV	79,598	5,583,967
Melexis NV	8,476	593,853
Ontex Group NV	27,186	493,167
Proximus SADP	45,943	1,411,087
Sofina SA	4,885	1,080,181
Solvay SA	23,780	2,586,691
Telenet Group Holding NV(a)	16,226	796,874
UCB SA	42,123	3,395,826
Umicore SA	63,835	2,632,913
Warehouses De Pauw CVA	6,404	1,187,437

		59,255,288

Denmark — 2.9%
ALK-Abello A/S(a)	2,532	544,171
Ambu A/S, Series B(c)	56,451	886,947
AP Moller — Maersk A/S, Class A	1,452	1,743,545
AP Moller — Maersk A/S, Class B, NVS	1,931	2,462,345
Carlsberg A/S, Class B	33,955	4,779,137
Chr Hansen Holding A/S	33,657	2,584,747

Security	Shares	Value

Denmark (continued)
Coloplast A/S, Class B	36,716	$4,426,363
Danske Bank A/S	214,140	3,056,858
Demant A/S(a)	36,184	955,453
Dfds A/S	14,138	556,601
DSV PANALPINA A/S	70,289	6,823,563
FLSmidth & Co. A/S	16,681	597,174
Genmab A/S(a)	21,516	4,691,642
GN Store Nord A/S	43,647	1,919,123
H Lundbeck A/S	25,339	864,741
ISS A/S	49,266	1,289,852
Jyske Bank A/S, Registered(a)	27,502	914,734
Maersk Drilling A/S(a)	7,770	438,655
Netcompany Group A/S(a)(b)	13,941	593,819
Nilfisk Holding A/S(a)	10,599	179,193
Novo Nordisk A/S, Class B	566,931	30,977,314
Novozymes A/S, Class B	67,380	3,173,973
Orsted A/S(b)	60,886	5,343,302
Pandora A/S	32,256	1,586,882
Per Aarsleff Holding A/S	13,274	414,342
Ringkjoebing Landbobank A/S	13,802	953,376
Rockwool International A/S, Class B	3,265	641,726
Royal Unibrew A/S	17,414	1,428,366
SimCorp A/S	14,902	1,332,046
Spar Nord Bank A/S	56,915	555,923
Sydbank A/S	33,702	661,396
Topdanmark A/S	15,811	708,421
Tryg A/S	39,709	1,109,617
Vestas Wind Systems A/S	61,099	4,989,685

		94,185,032

Finland — 1.8%
Cargotec OYJ, Class B	15,222	533,248
Caverion OYJ(c)	53,723	401,572
Citycon OYJ	30,103	315,358
Elisa OYJ	44,571	2,435,066
Fortum OYJ	142,120	3,470,797
Huhtamaki OYJ	33,892	1,569,183
Kemira OYJ	48,588	788,715
Kesko OYJ, Class B	20,835	1,387,237
Kone OYJ, Class B	107,334	6,830,383
Konecranes OYJ	25,318	781,003
Metsa Board OYJ	91,837	608,088
Metso OYJ	34,931	1,320,330
Neste OYJ	136,389	4,923,977
Nokia OYJ	1,821,449	6,692,723
Nokian Renkaat OYJ	38,528	1,100,385
Nordea Bank Abp	1,025,745	7,519,837
Orion OYJ, Class B	36,761	1,629,834
Outokumpu OYJ(c)	123,631	350,202
Outotec OYJ(a)	56,031	360,564
Sampo OYJ, Class A	136,481	5,594,220
Stora Enso OYJ, Class R	189,469	2,457,306
Tieto OYJ(c)	25,314	720,160
UPM-Kymmene OYJ	173,446	5,638,739
Uponor OYJ	32,579	425,621
Valmet OYJ	44,643	998,112
Wartsila OYJ Abp	137,954	1,456,282
YIT OYJ	68,102	408,762

		60,717,704

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France — 16.4%
ABC arbitrage	62,614	$468,031
Accor SA	60,610	2,604,706
Aeroports de Paris	9,678	1,839,854
Air France-KLM(a)	63,980	761,974
Air Liquide SA	150,119	19,946,909
Airbus SE	186,798	26,762,894
ALD SA(b)	43,016	609,484
Alstom SA	60,974	2,635,995
Alten SA	11,023	1,210,720
Altran Technologies SA	78,033	1,238,829
Amundi SA(b)	20,471	1,461,663
APERAM SA	19,588	499,568
Arkema SA	22,332	2,283,184
Atos SE	32,731	2,534,966
AXA SA	612,610	16,187,719
BioMerieux	13,662	1,118,002
BNP Paribas SA	356,115	18,597,608
Boiron SA	5,806	206,307
Bollore SA	327,218	1,416,437
Bouygues SA	71,861	3,046,527
Bureau Veritas SA	91,838	2,345,289
Capgemini SE	51,830	5,837,350
Carrefour SA	192,059	3,268,700
Casino Guichard Perrachon SA(c)	18,106	977,073
CGG SA(a)	216,372	502,586
Cie. de Saint-Gobain	158,847	6,463,131
Cie. Generale des Etablissements Michelin SCA	54,486	6,631,898
Cie. Plastic Omnium SA	24,294	664,039
CNP Assurances	57,534	1,141,260
Coface SA(a)	40,314	440,768
Covivio	14,246	1,613,196
Credit Agricole SA	367,151	4,786,319
Danone SA	195,918	16,253,314
Dassault Aviation SA	892	1,238,975
Dassault Systemes SE	42,317	6,423,055
Edenred	79,125	4,166,620
Eiffage SA	24,820	2,667,144
Electricite de France SA	195,938	2,022,472
Elior Group SA(b)	42,533	549,968
Elis SA	71,650	1,369,310
Engie SA	579,828	9,700,047
Eramet	4,436	221,419
EssilorLuxottica SA	91,212	13,920,866
Eurazeo SE	15,983	1,114,465
Eurofins Scientific SE(c)	3,822	1,936,716
Eutelsat Communications SA	58,167	1,103,199
Faurecia SE	25,478	1,187,578
Fnac Darty SA(a)	7,729	447,095
Gaztransport Et Technigaz SA	9,316	848,621
Gecina SA	13,899	2,384,889
Getlink SE	145,080	2,429,497
Hermes International	10,036	7,221,852
ICADE	11,123	1,089,544
Iliad SA	8,601	890,482
Imerys SA	14,997	579,242
Ingenico Group SA	20,243	2,162,203
Innate Pharma SA(a)(c)	26,051	157,381
Ipsen SA	13,472	1,435,369
IPSOS	19,453	585,974
JCDecaux SA	28,681	783,950

Security	Shares	Value

France (continued)
Kering SA	24,336	$13,852,171
Klepierre SA	60,667	2,259,941
Korian SA	19,912	844,164
Lagardere SCA	20,814	464,887
Legrand SA	84,151	6,569,940
L’Oreal SA	80,542	23,524,491
LVMH Moet Hennessy Louis Vuitton SE	88,497	37,764,886
Maisons du Monde SA(b)	19,467	269,091
Mercialys SA	23,472	327,332
Metropole Television SA	15,698	276,188
Natixis SA	325,502	1,492,895
Nexans SA	11,749	477,647
Nexity SA	16,618	859,880
Orange SA	624,753	10,064,767
Orpea	15,423	1,856,601
Pernod Ricard SA	67,413	12,447,148
Peugeot SA	189,363	4,795,669
Publicis Groupe SA	68,416	2,942,458
Quadient	17,103	365,973
Remy Cointreau SA	8,695	1,163,100
Renault SA	62,255	3,178,253
Rexel SA	89,425	1,107,414
Rubis SCA	30,501	1,767,778
Safran SA	104,850	16,593,040
Sanofi	361,194	33,293,075
Sartorius Stedim Biotech	10,189	1,525,500
Schneider Electric SE	173,773	16,141,612
SCOR SE	51,318	2,163,017
SEB SA	7,714	1,171,294
SES SA	119,596	2,317,633
Societe BIC SA	8,207	569,970
Societe Generale SA	244,124	6,931,488
Sodexo SA(c)	28,049	3,085,478
SOITEC(a)	8,906	980,185
Sopra Steria Group	7,033	964,319
SPIE SA	40,546	854,945
STMicroelectronics NV	232,209	5,269,364
Suez	112,906	1,760,342
Teleperformance	19,353	4,387,329
Thales SA	34,743	3,397,018
TOTAL SA	763,664	40,158,180
Ubisoft Entertainment SA(a)	27,680	1,634,851
Unibail-Rodamco-Westfield	43,091	6,665,529
Valeo SA	79,851	2,970,121
Veolia Environnement SA	171,060	4,498,174
Vicat SA	10,768	456,506
Vinci SA	161,738	18,152,575
Vivendi SA	296,917	8,268,140
Wendel SA	9,247	1,310,185
Worldline SA/France(a)(b)	27,382	1,663,379

		540,850,156

Germany — 12.7%
1&1 Drillisch AG(c)	18,546	496,167
Aareal Bank AG	21,535	723,649
adidas AG	57,945	17,897,348
ADO Properties SA(b)	10,716	436,369
AIXTRON SE(a)(c)	42,321	386,222
Allianz SE, Registered	134,304	32,814,157
alstria office REIT AG	63,011	1,181,011
Aroundtown SA	291,465	2,460,260

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
AURELIUS Equity Opportunities SE & Co. KGaA(c)	13,023	$536,124
Aurubis AG	15,901	780,381
Axel Springer SE(a)	16,424	1,145,215
BASF SE	291,239	22,169,357
Bayer AG, Registered	299,138	23,221,176
Bayerische Motoren Werke AG	104,570	8,015,955
Bechtle AG	10,840	1,174,898
Beiersdorf AG	31,978	3,787,036
Bilfinger SE(c)	12,334	411,712
Brenntag AG	49,842	2,502,281
CANCOM SE	14,035	749,086
Carl Zeiss Meditec AG, Bearer	13,693	1,493,288
CECONOMY AG(a)	78,686	397,232
Commerzbank AG	330,149	1,975,359
CompuGroup Medical SE	9,396	601,704
Continental AG	35,723	4,777,744
Covestro AG(b)	57,749	2,773,613
CTS Eventim AG & Co. KGaA	23,938	1,448,825
Daimler AG, Registered	287,402	16,804,753
Delivery Hero SE(a)(b)	38,560	1,808,109
Deutsche Bank AG, Registered	633,582	4,590,324
Deutsche Boerse AG	60,658	9,403,182
Deutsche EuroShop AG	27,680	828,234
Deutsche Lufthansa AG, Registered	75,474	1,308,930
Deutsche Pfandbriefbank AG(b)	59,906	818,718
Deutsche Post AG, Registered	313,803	11,115,500
Deutsche Telekom AG, Registered	1,047,447	18,426,246
Deutsche Wohnen SE	114,149	4,294,255
Duerr AG	18,814	554,972
E.ON SE	705,049	7,108,399
ElringKlinger AG(a)(c)	20,513	151,959
Evonik Industries AG	59,663	1,574,216
Evotec SE(a)(c)	44,239	1,011,289
Fraport AG Frankfurt Airport Services Worldwide	13,281	1,110,383
Freenet AG	48,161	1,068,975
Fresenius Medical Care AG & Co. KGaA	70,094	5,073,643
Fresenius SE & Co. KGaA	136,060	7,153,359
GEA Group AG	49,322	1,508,266
Gerresheimer AG	12,321	993,143
Grand City Properties SA	39,791	930,474
GRENKE AG(c)	10,685	1,011,474
Hannover Rueck SE	18,621	3,298,995
HeidelbergCement AG	47,762	3,549,893
Heidelberger Druckmaschinen AG(a)(c)	132,589	172,330
HelloFresh SE(a)	49,714	866,339
Henkel AG & Co. KGaA	33,199	3,198,273
HOCHTIEF AG	8,706	1,085,897
HUGO BOSS AG	22,229	935,448
Indus Holding AG	10,271	391,893
Infineon Technologies AG	404,959	7,851,254
Jenoptik AG	23,902	711,990
K+S AG, Registered	63,662	906,273
KION Group AG	22,225	1,477,306
Kloeckner & Co. SE	30,711	177,481
Knorr-Bremse AG	14,290	1,442,650
Krones AG(c)	6,517	426,426
LANXESS AG	28,121	1,829,058
LEG Immobilien AG	19,188	2,202,791
Leoni AG(a)(c)	12,403	147,299
Merck KGaA	42,280	5,042,442

Security	Shares	Value

Germany (continued)
METRO AG	64,311	$1,047,530
MorphoSys AG(a)	11,654	1,269,625
MTU Aero Engines AG	17,042	4,551,692
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	44,733	12,426,693
Nemetschek SE	21,594	1,098,566
Nordex SE(a)	24,282	318,039
Norma Group SE	13,163	484,028
OSRAM Licht AG(c)	32,767	1,462,261
Pfeiffer Vacuum Technology AG	2,696	421,993
ProSiebenSat.1 Media SE	79,488	1,174,134
Puma SE	27,656	2,081,131
QIAGEN NV(a)	77,431	2,324,646
Rational AG	1,339	1,019,557
Rheinmetall AG	14,749	1,774,643
RHOEN-KLINIKUM AG	14,992	309,093
RIB Software SE	17,452	452,101
Rocket Internet SE(a)(b)	34,493	916,644
RTL Group SA	17,417	885,289
RWE AG	178,785	5,451,285
Salzgitter AG	17,688	320,277
SAP SE	315,644	41,835,231
Scout24 AG(b)	36,157	2,236,774
SGL Carbon SE(a)(c)	28,937	134,816
Siemens AG, Registered	244,440	28,192,721
Siemens Healthineers AG(b)	47,640	2,024,734
Siltronic AG	8,081	768,307
Sixt SE	7,907	772,759
SMA Solar Technology AG(a)(c)	6,901	215,729
Software AG	18,160	577,416
Stabilus SA	11,166	628,474
Stroeer SE & Co. KGaA	12,031	969,097
Suedzucker AG	26,691	384,730
Symrise AG	42,273	4,069,128
TAG Immobilien AG	50,030	1,215,672
Telefonica Deutschland Holding AG	329,592	1,046,134
thyssenkrupp AG(c)	129,439	1,847,709
TLG Immobilien AG	32,040	938,318
TUI AG	139,678	1,825,507
Uniper SE	67,383	2,100,414
United Internet AG, Registered(d)	41,917	1,263,115
Volkswagen AG	11,351	2,151,571
Vonovia SE	161,671	8,605,374
Vossloh AG	7,148	292,272
Wirecard AG(c)	38,305	4,852,559
Zalando SE(a)(b)	45,297	1,963,309

		419,420,107

Ireland — 0.9%
AIB Group PLC	262,552	841,256
Bank of Ireland Group PLC	335,927	1,616,039
C&C Group PLC	145,693	716,401
Cairn Homes PLC(a)	284,688	369,066
CRH PLC(a)	263,044	9,590,442
Dalata Hotel Group PLC	84,394	499,017
Flutter Entertainment PLC	27,498	2,841,411
Glanbia PLC	68,172	759,801
Grafton Group PLC	93,044	940,315
Kerry Group PLC, Class A	50,427	6,098,466
Kingspan Group PLC	51,266	2,657,277
Smurfit Kappa Group PLC	74,070	2,470,824

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
UDG Healthcare PLC	99,890	$999,161

		30,399,476

Italy — 4.0%
A2A SpA	564,682	1,133,348
Amplifon SpA	47,147	1,184,543
Anima Holding SpA(b)	157,299	682,308
Ascopiave SpA	77,706	323,364
Assicurazioni Generali SpA	337,245	6,838,300
Atlantia SpA	162,139	4,004,915
Autogrill SpA	51,275	506,550
Azimut Holding SpA(c)	41,195	846,569
Banca Generali SpA	27,024	881,567
Banca Mediolanum SpA	89,495	767,310
Banca Popolare di Sondrio SCPA	314,909	629,229
Banco BPM SpA(a)	502,073	1,141,001
BPER Banca	163,415	730,532
Buzzi Unicem SpA	33,900	818,437
Cerved Group SpA	82,424	801,860
CNH Industrial NV	326,593	3,551,817
Credito Emiliano SpA	80,933	467,717
Davide Campari-Milano SpA	192,777	1,766,815
De’ Longhi SpA	25,434	468,195
DiaSorin SpA	8,847	996,886
Enav SpA(b)	92,103	536,380
Enel SpA	2,560,493	19,824,911
Eni SpA	807,365	12,223,004
ERG SpA	23,004	486,854
Ferrari NV	38,989	6,239,802
Fiat Chrysler Automobiles NV	351,841	5,467,180
FinecoBank Banca Fineco SpA	191,495	2,157,779
Freni Brembo SpA(c)	58,801	625,509
Hera SpA	301,283	1,290,054
IMA Industria Macchine Automatiche SpA(c)	7,593	516,739
Immobiliare Grande Distribuzione SIIQ SpA(c)	50,059	321,687
Infrastrutture Wireless Italiane SpA(b)	92,430	948,700
Interpump Group SpA	31,431	861,221
Intesa Sanpaolo SpA	4,718,558	11,823,532
Iren SpA	293,836	911,991
Italgas SpA	177,780	1,144,027
Leonardo SpA	126,090	1,464,400
Mediaset SpA(a)	132,528	396,399
Mediobanca Banca di Credito Finanziario SpA	198,068	2,353,380
Moncler SpA	60,018	2,312,768
Pirelli & C SpA(b)	157,869	912,688
Poste Italiane SpA(b)	164,563	1,997,511
Prysmian SpA	78,728	1,819,020
Recordati SpA	36,475	1,532,919
Saipem SpA(a)	204,020	924,117
Salini Impregilo SpA(a)	97,139	197,889
Salvatore Ferragamo SpA	24,224	452,677
Saras SpA	254,830	488,998
Snam SpA	647,837	3,324,695
Societa Cattolica di Assicurazioni SC	64,920	566,025
Tamburi Investment Partners SpA(c)	95,435	682,486
Technogym SpA(b)	52,771	581,675
Telecom Italia SpA/Milano(a)	3,038,287	1,778,558
Telecom Italia SpA/Milano, NVS	1,838,057	1,063,867
Tenaris SA	149,688	1,512,014
Terna Rete Elettrica Nazionale SpA	451,858	2,986,381
Tod’s SpA(c)	5,009	237,503

Security	Shares	Value

Italy (continued)
UniCredit SpA	647,478	$8,211,779
Unione di Banche Italiane SpA(c)	379,400	1,154,279
Unipol Gruppo SpA	191,479	1,067,905

		131,940,566

Netherlands — 6.2%
Aalberts NV	35,356	1,422,385
ABN AMRO Bank NV, CVA(b)	130,905	2,437,478
Adyen NV(a)(b)	3,420	2,401,491
Aegon NV	587,056	2,538,584
AerCap Holdings NV(a)	40,687	2,354,963
Akzo Nobel NV	70,904	6,530,042
Altice Europe NV(a)	194,974	1,113,717
AMG Advanced Metallurgical Group NV(c)	14,405	353,721
Arcadis NV(c)	32,281	637,453
ArcelorMittal	214,663	3,168,438
Argenx SE(a)(c)	10,514	1,276,219
ASM International NV	16,773	1,685,275
ASML Holding NV	136,490	35,784,659
ASR Nederland NV	46,334	1,696,033
BE Semiconductor Industries NV	27,715	1,024,388
Boskalis Westminster(c)	29,931	657,165
Corbion NV	27,058	781,850
Eurocommercial Properties NV	19,231	613,615
Euronext NV(b)	19,886	1,602,926
EXOR NV	35,060	2,687,963
Flow Traders(b)	14,611	344,272
Fugro NV, CVA(a)(c)	40,194	362,775
Heineken Holding NV	39,889	3,800,487
Heineken NV	82,234	8,390,944
IMCD NV	18,798	1,465,943
ING Groep NV	1,230,747	13,906,591
Intertrust NV(b)	33,189	630,946
InterXion Holding NV(a)(c)	25,601	2,258,520
Koninklijke Ahold Delhaize NV	378,321	9,422,803
Koninklijke BAM Groep NV	126,411	320,421
Koninklijke DSM NV	58,000	6,875,197
Koninklijke KPN NV	1,111,057	3,445,953
Koninklijke Philips NV	295,805	12,959,690
Koninklijke Vopak NV	23,564	1,293,165
NN Group NV	97,334	3,710,545
NSI NV	12,926	590,536
NXP Semiconductors NV	91,790	10,434,687
OCI NV(a)	30,582	686,130
PostNL NV	174,826	401,402
Prosus NV(a)	157,374	10,855,765
Randstad NV	37,372	2,069,695
Rhi Magnesita NV	9,851	443,347
SBM Offshore NV	59,577	1,024,591
Signify NV(b)	43,351	1,269,086
Takeaway.com NV(a)(b)	12,751	1,038,473
TKH Group NV	16,494	843,895
TomTom NV	34,406	388,841
Unilever NV	463,120	27,358,211
Wereldhave NV	14,535	343,779
Wolters Kluwer NV	89,228	6,572,111

		204,277,166

Norway — 1.3%
Adevinta ASA(a)	49,790	569,419
Akastor ASA(a)	83,716	94,829

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Aker ASA, Class A	8,367	$445,270
Aker BP ASA	44,102	1,219,612
Aker Solutions ASA(a)	96,316	221,876
Austevoll Seafood ASA	45,315	457,780
Bakkafrost P/F	15,107	946,121
Borr Drilling Ltd.(a)(c)	34,575	233,219
Borregaard ASA	53,936	519,610
DNB ASA	311,149	5,662,985
DNO ASA	347,451	420,255
Entra ASA(b)	63,906	957,769
Equinor ASA	327,370	6,065,181
Gjensidige Forsikring ASA	71,357	1,336,020
Kongsberg Automotive ASA(a)	426,190	222,351
Kongsberg Gruppen ASA	39,875	589,795
Leroy Seafood Group ASA	117,141	786,452
Mowi ASA	144,308	3,523,924
Norsk Hydro ASA	470,412	1,662,622
Norwegian Air Shuttle ASA(a)	38,166	185,692
Norwegian Finans Holding ASA(a)	58,186	562,771
Orkla ASA	261,861	2,519,584
PGS ASA(a)	156,086	263,509
Salmar ASA	20,527	958,025
Schibsted ASA, Class B	35,109	982,006
SpareBank 1 SMN	85,280	919,566
SpareBank 1 SR-Bank ASA	85,871	916,586
Storebrand ASA	169,167	1,197,649
Subsea 7 SA	90,527	847,963
Telenor ASA	241,871	4,535,147
TGS NOPEC Geophysical Co. ASA	43,138	1,119,186
Tomra Systems ASA	39,823	1,073,953
Yara International ASA	58,157	2,267,066

		44,283,793

Portugal — 0.3%
Banco Comercial Portugues SA, Class R	3,608,156	817,164
EDP — Energias de Portugal SA	810,338	3,335,959
Galp Energia SGPS SA	163,515	2,605,038
Jeronimo Martins SGPS SA	75,632	1,269,480
Navigator Co. SA (The)	96,932	349,516
NOS SGPS SA	114,686	681,331
REN — Redes Energeticas Nacionais SGPS SA	237,674	705,329
Sonae SGPS SA	471,802	475,572

		10,239,389

Spain — 4.5%
Acciona SA	8,538	890,151
Acerinox SA	58,757	549,197
ACS Actividades de Construccion y Servicios SA	84,855	3,444,988
Aena SME SA(b)	20,941	3,843,187
Amadeus IT Group SA	141,329	10,460,078
Applus Services SA	57,133	689,034
Atresmedia Corp. de Medios de Comunicacion SA	55,318	231,310
Banco Bilbao Vizcaya Argentaria SA	2,126,906	11,207,131
Banco de Sabadell SA	1,817,260	1,994,583
Banco Santander SA	5,395,470	21,633,936
Bankia SA	412,077	785,225
Bankinter SA	222,551	1,539,393
Bolsas y Mercados Espanoles SHMSF SA	26,450	733,593
CaixaBank SA	1,152,614	3,298,371
Cellnex Telecom SA(b)	67,688	2,919,454
Cellnex Telecom SA(a)	19,647	847,396

Security	Shares	Value

Spain (continued)
Cia. de Distribucion Integral Logista Holdings SA	23,616	$495,064
Cie. Automotive SA	31,589	786,608
Corp Financiera Alba SA	9,954	496,957
Ebro Foods SA	35,800	786,025
Enagas SA	58,934	1,458,987
Ence Energia y Celulosa SA	53,377	210,212
Endesa SA	95,991	2,613,055
Euskaltel SA(b)	47,794	444,700
Faes Farma SA	142,101	816,455
Ferrovial SA	152,100	4,490,009
Global Dominion Access SA(a)(b)	56,079	235,243
Grifols SA	97,791	3,150,825
Grupo Catalana Occidente SA	20,032	701,749
Iberdrola SA	1,901,582	19,534,782
Indra Sistemas SA(a)	62,109	600,068
Industria de Diseno Textil SA	347,949	10,849,896
Inmobiliaria Colonial Socimi SA	99,679	1,287,776
Lar Espana Real Estate Socimi SA	47,625	431,439
Liberbank SA	914,126	292,288
Mapfre SA	361,749	1,008,964
Masmovil Ibercom SA(a)	26,281	607,519
Mediaset Espana Comunicacion SA	69,282	423,574
Melia Hotels International SA	62,333	508,003
Merlin Properties Socimi SA	113,848	1,676,592
Miquel y Costas & Miquel SA	15,384	258,477
Naturgy Energy Group SA	94,364	2,569,818
Neinor Homes SA(a)(b)	31,267	411,620
Prosegur Cia. de Seguridad SA	107,451	417,175
Red Electrica Corp. SA	132,616	2,670,554
Repsol SA	472,584	7,750,407
Sacyr SA	198,389	564,399
Siemens Gamesa Renewable Energy SA	81,565	1,121,551
Tecnicas Reunidas SA(a)	15,362	386,305
Telefonica SA	1,492,043	11,444,115
Viscofan SA	15,389	834,058
Zardoya Otis SA	76,411	578,834

		147,981,130

Sweden — 4.7%
AAK AB	72,294	1,283,903
AF POYRY AB, Class B	39,370	838,538
Alfa Laval AB	103,415	2,394,765
Arjo AB, Class B	105,671	436,096
Assa Abloy AB, Class B	321,586	7,643,855
Atlas Copco AB, Class A	220,395	7,803,030
Atlas Copco AB, Class B	121,317	3,766,326
Axfood AB	47,860	1,032,281
BillerudKorsnas AB	65,964	793,543
Boliden AB	89,807	2,420,351
Bonava AB, Class B	37,616	363,108
Bravida Holding AB(b)	97,588	899,982
Castellum AB	87,199	1,785,288
Dometic Group AB(b)	108,251	1,005,173
Electrolux AB, Series B	75,247	1,979,917
Elekta AB, Class B	122,263	1,706,857
Embracer Group AB(a)	63,402	431,046
Epiroc AB, Class A	221,204	2,493,461
Epiroc AB, Class B	127,034	1,384,488
Essity AB, Class B	198,346	6,203,009
Evolution Gaming Group AB(b)	39,261	939,317
Fabege AB	88,208	1,318,409

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Fastighets AB Balder, Class B(a)	34,649	$1,345,062
Getinge AB, Class B	78,935	1,349,407
Hemfosa Fastigheter AB	64,222	662,931
Hennes & Mauritz AB, Class B	260,528	5,455,666
Hexagon AB, Class B	85,538	4,376,206
Hexpol AB	107,057	955,638
Holmen AB, Class B	37,694	1,113,492
Hufvudstaden AB, Class A	52,085	873,102
Husqvarna AB, Class B	142,200	1,090,156
ICA Gruppen AB	32,609	1,445,257
Industrivarden AB, Class C	56,506	1,225,217
Indutrade AB	36,764	1,134,100
Intrum AB	28,921	780,488
Investor AB, Class B	143,977	7,389,912
JM AB	28,686	735,439
Kindred Group PLC	92,142	669,094
Kinnevik AB, Class B	81,244	2,225,412
Kungsleden AB	93,878	854,561
L E Lundbergforetagen AB, Class B	25,413	958,563
Lifco AB, Class B	18,806	939,295
Loomis AB, Class B	27,535	1,066,041
Lundin Petroleum AB	63,822	2,111,877
Millicom International Cellular SA, SDR	22,486	1,026,939
Modern Times Group MTG AB, Class B(a)	26,080	242,330
NCC AB, Class B	35,629	573,582
NetEnt AB	70,423	199,552
Nibe Industrier AB, Class B	121,499	1,664,664
Nobia AB	86,431	552,624
Nordic Entertainment Group AB, Class B	29,679	844,072
Nyfosa AB(a)	101,718	680,985
Peab AB	73,731	622,186
Saab AB, Class B	33,336	1,030,083
Sandvik AB	368,272	6,511,644
SAS AB(a)(c)	107,659	168,512
Securitas AB, Class B	100,782	1,615,140
Skandinaviska Enskilda Banken AB, Class A	518,196	4,976,334
Skanska AB, Class B	111,520	2,378,726
SKF AB, Class B	121,390	2,199,291
SSAB AB, Class A	104,671	292,796
SSAB AB, Class B	246,668	621,131
Svenska Cellulosa AB SCA, Class B	204,694	2,089,794
Svenska Handelsbanken AB, Class A	485,494	4,870,914
Sweco AB, Class B	30,068	1,059,869
Swedbank AB, Class A	293,401	4,112,785
Swedish Match AB	56,025	2,635,431
Swedish Orphan Biovitrum AB(a)	62,007	984,075
Tele2 AB, Class B	168,547	2,415,112
Telefonaktiebolaget LM Ericsson, Class B	997,162	8,731,365
Telia Co. AB	870,965	3,837,587
Thule Group AB(b)	47,676	971,404
Trelleborg AB, Class B	84,983	1,375,616
Vitrolife AB	26,529	414,692
Volvo AB, Class B	477,274	7,153,438
Wallenstam AB, Class B	74,254	814,657
Wihlborgs Fastigheter AB	62,123	940,779

		156,287,768

Switzerland — 14.0%
ABB Ltd., Registered	583,878	12,242,651
Adecco Group AG, Registered	51,446	3,048,961
Alcon Inc.(a)	136,294	8,047,113

Security	Shares	Value

Switzerland (continued)
Allreal Holding AG, Registered	6,132	$1,194,396
Arbonia AG, Registered	29,975	374,858
Aryzta AG(a)	343,028	270,251
Baloise Holding AG, Registered	16,870	3,114,988
Banque Cantonale Vaudoise, Registered	1,456	1,140,601
Barry Callebaut AG, Registered	733	1,545,113
BKW AG	8,987	663,039
Bucher Industries AG, Registered	2,903	896,127
Burckhardt Compression Holding AG	2,012	479,169
Cembra Money Bank AG	12,195	1,290,254
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	336	2,495,951
Chocoladefabriken Lindt & Spruengli AG, Registered	37	3,029,744
Cie. Financiere Richemont SA, Registered	168,181	13,226,091
Clariant AG, Registered	68,206	1,396,953
Coca-Cola HBC AG	64,885	1,973,087
Credit Suisse Group AG, Registered	832,180	10,314,225
Daetwyler Holding AG, Bearer	4,037	694,687
DKSH Holding AG	12,058	572,136
dormakaba Holding AG	1,241	794,215
Dufry AG, Registered	15,797	1,370,061
Emmi AG, Registered	913	772,592
EMS-Chemie Holding AG, Registered	2,735	1,710,155
Flughafen Zurich AG, Registered	6,845	1,232,690
Forbo Holding AG, Registered	524	833,727
Galenica AG(b)	20,643	1,233,245
Geberit AG, Registered	11,883	6,028,507
Georg Fischer AG, Registered	1,410	1,343,197
Givaudan SA, Registered	2,962	8,696,138
Helvetia Holding AG, Registered	12,672	1,777,355
Huber & Suhner AG, Registered	6,702	445,555
Idorsia Ltd.(a)(c)	34,138	775,651
Implenia AG, Registered	6,447	244,748
Interroll Holding AG, Registered	256	529,253
Julius Baer Group Ltd.	73,296	3,232,675
Kuehne + Nagel International AG, Registered	17,696	2,857,722
LafargeHolcim Ltd., Registered	154,711	7,977,396
Landis+Gyr Group AG	9,509	881,275
Leonteq AG(a)	10,052	320,890
Logitech International SA, Registered	61,303	2,507,412
Lonza Group AG, Registered	24,271	8,731,903
Meyer Burger Technology AG(a)(c)	288,136	121,299
Mobimo Holding AG, Registered	3,218	906,617
Nestle SA, Registered	979,346	104,529,740
Novartis AG, Registered	688,416	60,061,549
OC Oerlikon Corp. AG, Registered	84,088	860,693
Pargesa Holding SA, Bearer	14,963	1,181,270
Partners Group Holding AG	6,082	4,741,094
PSP Swiss Property AG, Registered	12,523	1,656,196
Roche Holding AG, NVS	225,166	67,726,647
Schindler Holding AG, Participation Certificates, NVS	12,640	3,089,707
Schindler Holding AG, Registered	7,514	1,775,794
Schmolz + Bickenbach AG, Registered(a)(c)	358,291	94,951
SFS Group AG	7,577	669,970
SGS SA, Registered	1,687	4,390,389
Siegfried Holding AG, Registered	2,064	839,824
SIG Combibloc Group AG	63,959	884,115
Sika AG, Registered	41,568	7,140,386
Sonova Holding AG, Registered	18,207	4,170,035
Straumann Holding AG, Registered	3,552	3,167,012

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Sulzer AG, Registered	8,479	$855,848
Sunrise Communications Group AG(b)	13,969	1,085,101
Swatch Group AG (The), Bearer	9,100	2,517,659
Swatch Group AG (The), Registered	21,649	1,159,513
Swiss Life Holding AG, Registered	11,404	5,699,977
Swiss Prime Site AG, Registered	23,455	2,415,027
Swiss Re AG	95,002	9,945,484
Swisscom AG, Registered	8,018	4,095,335
Tecan Group AG, Registered	5,480	1,295,096
Temenos AG, Registered	22,018	3,140,647
UBS Group AG, Registered	1,237,396	14,596,696
Valiant Holding AG, Registered	7,815	791,994
VAT Group AG(b)	9,928	1,455,369
Vifor Pharma AG	15,797	2,482,214
Vontobel Holding AG, Registered	12,409	721,841
Zurich Insurance Group AG	47,574	18,586,042

		461,157,888

United Kingdom — 26.1%
3i Group PLC	306,087	4,467,741
AA PLC	203,188	115,950
Abcam PLC	70,131	1,056,324
Admiral Group PLC	59,507	1,556,981
Aggreko PLC	90,352	924,567
Anglo American PLC	338,703	8,684,984
Antofagasta PLC	128,074	1,437,190
AO World PLC(a)(c)	104,995	85,594
Ascential PLC(b)	146,387	661,471
Ashmore Group PLC	139,292	839,215
Ashtead Group PLC	156,440	4,753,132
ASOS PLC(a)(c)	20,164	921,055
Associated British Foods PLC	114,039	3,284,828
Assura PLC	917,068	887,641
AstraZeneca PLC	421,421	40,904,336
Auto Trader Group PLC(b)	312,260	2,271,649
Avast PLC(b)	194,969	1,046,498
AVEVA Group PLC	24,329	1,316,565
Aviva PLC	1,242,453	6,675,308
B&M European Value Retail SA	303,089	1,452,305
Babcock International Group PLC	92,859	665,683
BAE Systems PLC	1,013,411	7,556,016
Balfour Beatty PLC	243,429	710,003
Bank of Georgia Group PLC	18,452	310,161
Barclays PLC	5,408,141	11,742,862
Barratt Developments PLC	322,927	2,637,578
BBA Aviation PLC	369,174	1,450,330
BCA Marketplace PLC	294,726	900,046
Beazley PLC	174,488	1,324,243
Bellway PLC	39,124	1,599,795
Berkeley Group Holdings PLC	40,498	2,306,317
Big Yellow Group PLC	60,472	893,623
Blue Prism Group PLC(a)(c)	24,318	258,820
Bodycote PLC	68,205	631,922
boohoo Group PLC(a)	258,319	882,458
Bovis Homes Group PLC	54,782	829,388
BP PLC	6,508,214	41,207,005
Brewin Dolphin Holdings PLC	112,457	483,706
British American Tobacco PLC	735,098	25,701,863
British Land Co. PLC (The)	268,198	2,153,780
Britvic PLC	97,784	1,248,875
BT Group PLC	2,707,501	7,171,673

Security	Shares	Value

United Kingdom (continued)
Bunzl PLC	105,400	$2,738,661
Burberry Group PLC	135,634	3,587,430
Burford Capital Ltd.	66,100	752,266
Cairn Energy PLC(a)	259,549	597,152
Capita PLC(a)	570,676	1,152,727
Capital & Counties Properties PLC	240,017	791,984
Card Factory PLC	137,559	301,534
Carnival PLC	53,437	2,138,039
Centamin PLC	476,746	715,923
Centrica PLC	1,826,606	1,715,048
Cineworld Group PLC	336,377	969,350
Clinigen Healthcare Ltd.(a)	58,445	628,467
Close Brothers Group PLC	50,030	895,337
Coats Group PLC	629,307	580,612
Cobham PLC	788,485	1,610,032
Coca-Cola European Partners PLC	79,161	4,235,905
Compass Group PLC	502,283	13,363,050
ConvaTec Group PLC(b)	505,837	1,290,451
Countryside Properties PLC(b)	175,588	802,508
Cranswick PLC	20,143	809,058
Crest Nicholson Holdings PLC	125,899	632,755
Croda International PLC	41,226	2,569,163
Daily Mail & General Trust PLC, Class A, NVS	52,942	600,806
DCC PLC	33,487	3,135,514
De La Rue PLC	48,663	98,863
Dechra Pharmaceuticals PLC	37,322	1,270,149
Derwent London PLC	31,382	1,441,594
Diageo PLC	760,989	31,161,438
Dialog Semiconductor PLC(a)	27,159	1,218,361
Diploma PLC	48,027	993,729
Direct Line Insurance Group PLC	413,956	1,457,527
Dixons Carphone PLC	343,192	582,868
Domino’s Pizza Group PLC	178,011	658,559
Drax Group PLC	154,089	591,793
DS Smith PLC	450,232	2,083,377
Dunelm Group PLC	45,580	465,651
easyJet PLC	51,229	820,674
EI Group PLC(a)	161,088	586,989
Electrocomponents PLC	157,609	1,387,240
Elementis PLC	237,046	456,118
EnQuest PLC(a)	783,999	180,580
Entertainment One Ltd.	130,196	937,555
Equiniti Group PLC(b)	133,224	370,987
Essentra PLC	143,987	710,621
Euromoney Institutional Investor PLC	39,608	723,688
Evraz PLC	171,626	815,492
Experian PLC	287,047	9,018,529
Ferguson PLC	73,698	6,280,749
Ferrexpo PLC	108,723	177,196
Fevertree Drinks PLC	36,218	871,709
Firstgroup PLC(a)	461,431	770,845
Fresnillo PLC	69,332	636,980
G4S PLC	508,835	1,361,638
Galliford Try PLC	43,940	416,772
Games Workshop Group PLC	11,227	649,389
GB Group PLC	73,659	575,701
Genus PLC	27,471	1,028,743
GlaxoSmithKline PLC	1,594,234	36,485,113
Glencore PLC	3,585,796	10,795,000
Go-Ahead Group PLC (The)	17,155	453,738

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
GoCo Group PLC	221,011	$276,836
Grainger PLC	266,650	886,075
Great Portland Estates PLC	85,866	875,107
Greencore Group PLC	205,659	618,469
Greggs PLC	38,785	891,335
GVC Holdings PLC	194,982	2,245,528
Halfords Group PLC	108,163	221,701
Halma PLC	125,889	3,051,937
Hammerson PLC	279,442	1,048,633
Hansteen Holdings PLC	180,365	239,927
Hargreaves Lansdown PLC	92,375	2,118,128
Hays PLC	517,153	1,051,306
Helical PLC	74,723	378,547
Hikma Pharmaceuticals PLC	51,012	1,326,791
Hiscox Ltd.	94,090	1,812,893
HomeServe PLC	100,596	1,508,684
Howden Joinery Group PLC	190,434	1,422,837
HSBC Holdings PLC	6,456,927	48,711,157
Hunting PLC	66,484	338,099
Hyve Group PLC	471,389	473,952
IG Group Holdings PLC	131,326	1,079,772
IMI PLC	89,243	1,158,268
Imperial Brands PLC	305,118	6,681,975
Inchcape PLC	145,750	1,216,472
Indivior PLC(a)	277,693	140,500
Informa PLC	406,828	4,079,872
Inmarsat PLC	159,058	1,132,427
InterContinental Hotels Group PLC	56,792	3,424,578
Intermediate Capital Group PLC	100,979	1,941,708
Intertek Group PLC	51,821	3,588,855
Intu Properties PLC(a)(c)	312,726	182,100
Investec PLC	220,421	1,248,143
IQE PLC(a)(c)	273,989	265,906
ITV PLC	1,175,433	2,034,350
IWG PLC	221,533	1,099,068
J D Wetherspoon PLC	26,991	510,972
J Sainsbury PLC	572,714	1,508,121
JD Sports Fashion PLC	146,333	1,455,002
John Laing Group PLC(b)	202,631	957,046
John Menzies PLC	71,581	376,524
John Wood Group PLC	235,570	1,031,231
Johnson Matthey PLC	62,401	2,478,928
Jupiter Fund Management PLC	158,775	703,888
Just Eat PLC(a)	204,199	1,942,115
Just Group PLC(a)	334,890	263,259
KAZ Minerals PLC	102,638	623,427
Keller Group PLC	28,706	193,528
Keywords Studios PLC(c)	22,811	327,643
Kier Group PLC(c)	62,280	91,470
Kingfisher PLC	678,160	1,818,260
Lancashire Holdings Ltd.	79,207	729,243
Land Securities Group PLC	218,805	2,661,455
Legal & General Group PLC	1,864,559	6,362,390
Lloyds Banking Group PLC	22,600,010	16,610,816
London Stock Exchange Group PLC	100,787	9,069,288
LondonMetric Property PLC	279,295	837,743
M&G PLC(a)	821,506	2,272,754
Man Group PLC	550,508	1,022,232
Marks & Spencer Group PLC	629,888	1,479,360
Marshalls PLC	76,712	706,272

Security	Shares	Value

United Kingdom (continued)
Marston’s PLC	243,704	$388,830
McCarthy & Stone PLC(b)	175,580	332,849
Mediclinic International PLC	126,428	598,768
Meggitt PLC	254,814	2,058,829
Melrose Industries PLC	1,621,993	4,472,666
Merlin Entertainments PLC(b)	243,517	1,432,179
Metro Bank PLC(a)(c)	44,817	117,610
Micro Focus International PLC	110,433	1,514,742
Mitchells & Butlers PLC(a)	105,697	582,648
Mitie Group PLC	142,142	291,348
Mondi PLC	155,600	3,216,507
Moneysupermarket.com Group PLC	194,062	861,579
Morgan Advanced Materials PLC	118,343	360,788
N Brown Group PLC	67,732	109,732
National Express Group PLC	178,981	1,033,868
National Grid PLC	1,075,254	12,540,488
NewRiver REIT PLC	174,663	454,288
Next PLC	45,161	3,846,409
NMC Health PLC	31,322	884,784
Northgate PLC	66,114	294,725
Ocado Group PLC(a)	153,474	2,639,331
OneSavings Bank PLC	142,144	662,163
Pagegroup PLC	114,508	659,667
Paragon Banking Group PLC	100,547	655,092
Pearson PLC	251,482	2,219,998
Pennon Group PLC	138,888	1,614,254
Persimmon PLC	105,321	3,103,216
Petrofac Ltd.	87,844	436,834
Pets at Home Group PLC	197,901	528,045
Pharos Energy PLC	139,352	105,308
Phoenix Group Holdings PLC	200,555	1,827,526
Playtech PLC	113,034	574,386
Plus500 Ltd.	34,851	360,777
Premier Foods PLC(a)	777,723	325,058
Primary Health Properties PLC	452,387	827,739
Provident Financial PLC	96,878	551,710
Prudential PLC	821,506	14,334,934
Purplebricks Group PLC(a)	140,128	204,173
QinetiQ Group PLC	224,624	916,171
Quilter PLC(b)	664,441	1,177,047
Rathbone Brothers PLC	20,778	557,899
Reckitt Benckiser Group PLC	225,598	17,410,325
Redrow PLC	82,921	645,944
RELX PLC	621,993	14,954,270
Renishaw PLC	13,925	682,557
Rentokil Initial PLC	617,023	3,628,852
Restaurant Group PLC (The)	186,541	327,317
Rightmove PLC	304,495	2,358,582
Rio Tinto PLC	365,716	18,995,702
Rolls-Royce Holdings PLC	560,375	5,141,135
Rotork PLC	295,077	1,150,834
Royal Bank of Scotland Group PLC	1,534,379	4,223,127
Royal Dutch Shell PLC, Class A	1,399,683	40,443,844
Royal Dutch Shell PLC, Class B	1,197,988	34,383,337
Royal Mail PLC	304,434	833,571
RPS Group PLC	122,395	224,265
RSA Insurance Group PLC	318,807	2,154,263
RWS Holdings PLC	70,878	550,296
Safestore Holdings PLC	90,424	819,645
Saga PLC	395,464	240,104

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Sage Group PLC (The)	348,643	$3,247,333
Sanne Group PLC	56,122	383,443
Savills PLC	58,448	693,921
Schroders PLC	42,081	1,685,314
Segro PLC	346,604	3,786,282
Senior PLC	207,828	496,712
Serco Group PLC(a)	470,466	949,701
Severn Trent PLC	72,984	2,129,650
Shaftesbury PLC	56,754	694,005
SIG PLC	195,279	284,530
Sirius Minerals PLC(a)(c)	2,632,909	97,917
Smith & Nephew PLC	280,128	5,990,071
Smiths Group PLC	126,360	2,638,230
Sophos Group PLC(b)	117,751	865,155
Spectris PLC	38,323	1,186,191
Spirax-Sarco Engineering PLC	24,569	2,519,537
Spire Healthcare Group PLC(b)	179,844	271,815
Sports Direct International PLC(a)	136,835	547,129
SSE PLC	322,924	5,363,277
SSP Group PLC	147,182	1,213,188
St. James’s Place PLC	171,503	2,310,237
St. Modwen Properties PLC	96,659	564,096
Stagecoach Group PLC	185,751	330,017
Standard Chartered PLC	901,643	8,178,745
Standard Life Aberdeen PLC	800,150	3,142,419
Stobart Group Ltd.	168,566	259,568
Stock Spirits Group PLC	142,898	379,065
Synthomer PLC	126,340	456,120
TalkTalk Telecom Group PLC	256,932	371,036
Tate & Lyle PLC	155,358	1,352,953
Taylor Wimpey PLC	1,041,136	2,229,664
Ted Baker PLC	12,724	66,946
Telecom Plus PLC	26,850	417,621
Tesco PLC	3,133,341	9,536,280
TP ICAP PLC	202,399	898,069
Travis Perkins PLC	81,094	1,503,727
Tritax Big Box REIT PLC	640,126	1,244,969
Tullow Oil PLC	493,474	1,314,785
Ultra Electronics Holdings PLC	26,733	674,553
Unilever PLC	357,802	21,401,967
UNITE Group PLC (The)	89,867	1,308,238
United Utilities Group PLC	208,675	2,349,760
Vectura Group PLC	328,592	375,024
Vesuvius PLC	82,391	425,816
Victrex PLC	30,198	858,113
Virgin Money UK PLC	440,472	783,424
Vodafone Group PLC	8,562,301	17,439,307
Weir Group PLC (The)	89,739	1,563,585
WH Smith PLC	45,003	1,274,157
Whitbread PLC	42,853	2,251,895
William Hill PLC	307,661	786,671
Wm Morrison Supermarkets PLC	742,984	1,911,785
Workspace Group PLC	49,761	653,566
WPP PLC	406,804	5,070,324

		863,534,949

Total Common Stocks — 98.6% (Cost: $3,272,807,830)		3,257,622,263

Security	Shares	Value
Preferred Stocks

Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	17,343	$1,069,017
Fuchs Petrolub SE, Preference Shares, NVS	27,576	1,177,691
Henkel AG & Co. KGaA, Preference Shares, NVS	58,012	6,030,714
Jungheinrich AG, Preference Shares, NVS	18,795	476,827
Porsche Automobil Holding SE, Preference Shares, NVS	52,771	3,885,684
Sartorius AG, Preference Shares, NVS	12,322	2,394,736
Volkswagen AG, Preference Shares, NVS	59,579	11,346,317

		26,380,986

United Kingdom — 0.0%
Rolls Royce Holdings PLC, Preference Shares(a)	25,777,250	33,356

Total Preferred Stocks — 0.8% (Cost: $26,700,329)		26,414,342

Rights

Italy — 0.0%
Mediaset SpA, (Expires 11/06/19)(a)	132,528	1

Total Rights — 0.0% (Cost: $0)		1

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(e)(f)(g)	28,655,744	28,670,072
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(e)(f)	654,000	654,000

		29,324,072

Total Short-Term Investments — 0.9% (Cost: $29,311,687)		29,324,072

Total Investments in Securities — 100.3% (Cost: $3,328,819,846)		3,313,360,678

Other Assets, Less Liabilities — (0.3)%		(11,257,464)

Net Assets — 100.0%		$3,302,103,214

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core MSCI Europe ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	39,687,757	(11,032,013)	28,655,744	$28,670,072	$216,175	(a)	$2,159	$(1,549)
BlackRock Cash Funds: Treasury, SL Agency Shares	259,000	395,000	654,000	654,000	2,350		—	—

				$29,324,072	$218,525		$2,159	$(1,549)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	256	12/20/19	$10,307	$273,667
FTSE 100 Index	64	12/20/19	6,001	(21,771)

				$251,896

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,257,622,263	$—	$—	$3,257,622,263
Preferred Stocks	26,414,342	—	—	26,414,342
Rights	—	1	—	1
Money Market Funds	29,324,072	—	—	29,324,072

	$3,313,360,677	$1	$—	$3,313,360,678

Derivative financial instruments(a)
Assets
Futures Contracts	$273,667	$—	$—	$273,667
Liabilities
Futures Contracts	(21,771)	—	—	(21,771)

	$251,896	$—	$—	$251,896

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt